Financial Instruments with Off-Balance Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Reserve for unfunded loan commitments	$ 25	$ 8